PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT.
Schedule of property and equipment

	December 31,			Reclassifications/	December 31,
	2022	Additions	Deductions	Translations	2023
At cost:
Directly acquired assets
Buildings	18,947	569	(34)	114	19,596
Leasehold improvements	1,571	28	(14)	90	1,675
Switching equipment	20,083	582	(309)	(720)	19,636
Telegraph, telex, and data communication equipment	1,583	—	—	—	1,583
Transmission installation and equipment	171,106	5,839	(3,562)	7,281	180,664
Satellite, earth station, and equipment	10,804	137	—	—	10,941
Cable network	74,695	5,762	(6)	(3,682)	76,769
Power supply	23,276	722	(768)	1,118	24,348
Data processing equipment	20,954	557	(218)	600	21,893
Other telecommunication peripherals	10,402	468	—	217	11,087
Office equipment	2,625	96	(18)	(7)	2,696
Vehicles	605	48	(56)	(4)	593
Other equipment	51	1	—	1	53
Property under construction	4,598	18,049	—	(16,407)	6,240
Total	361,300	32,858	(4,985)	(11,399)	377,774

Accumulated depreciation:
Directly acquired assets
Buildings	6,228	649	(11)	(48)	6,818
Leasehold improvements	1,207	141	(6)	(30)	1,312
Switching equipment	14,100	1,967	(309)	(1,637)	14,121
Telegraph, telex, and data communication equipment	1,582	—	—	—	1,582
Transmission installation and equipment	97,335	12,171	(3,372)	(1,787)	104,347
Satellite, earth station, and equipment	6,041	746	—	(61)	6,726
Cable network	22,510	3,215	(6)	(5,326)	20,393
Power supply	16,890	1,861	(758)	(606)	17,387
Data processing equipment	15,490	2,093	(217)	(1,217)	16,149
Other telecommunication peripherals	6,067	1,659	—	(26)	7,700
Office equipment	2,073	285	(18)	(204)	2,136
Vehicles	242	48	(31)	(3)	256
Other equipment	44	3	—	—	47
Total	189,809	24,838	(4,728)	(10,945)	198,974
Net book value	171,491				178,800

	December 31,				Reclassifications/	December 31,
	2023	Acquisition	Additions	Deductions	Translations	2024
At cost:
Directly acquired assets
Buildings	19,596	—	221	(32)	1,122	20,907
Leasehold improvements	1,675	—	40	(94)	174	1,795
Switching equipment	19,636	—	228	(1,090)	696	19,470
Telegraph, telex, and data communication equipment	1,583	—	—	(1,578)	—	5
Transmission installation and equipment	180,664	—	1,393	(9,972)	10,085	182,170
Satellite, earth station, and equipment	10,941	—	50	(114)	3,918	14,795
Cable network	76,769	314	4,731	(15)	(224)	81,575
Power supply	24,348	—	559	(730)	1,427	25,604
Data processing equipment	21,893	—	332	(1,577)	1,292	21,940
Other telecommunication peripherals	11,087	—	412	(4)	743	12,238
Office equipment	2,696	0	84	(74)	13	2,719
Vehicles	593	0	15	(42)	(36)	530
Other equipment	53	—	3	—	4	60
Property under construction	6,240	—	16,368	(31)	(19,647)	2,930
Total	377,774	314	24,436	(15,353)	(433)	386,738

Accumulated depreciation:
Directly acquired assets
Buildings	6,818	—	650	(27)	20	7,461
Leasehold improvements	1,312	—	128	(86)	(7)	1,347
Switching equipment	14,121	—	1,756	(1,088)	6	14,795
Telegraph, telex, and data communication equipment	1,582	—	—	(1,578)	—	4
Transmission installation and equipment	104,347	—	11,713	(9,787)	48	106,321
Satellite, earth station, and equipment	6,726	—	719	(114)	46	7,377
Cable network	20,393	—	3,383	(15)	36	23,797
Power supply	17,387	—	2,014	(710)	29	18,720
Data processing equipment	16,149	—	2,031	(1,545)	(103)	16,532
Other telecommunication peripherals	7,700	—	1,517	(1)	—	9,216
Office equipment	2,136	—	278	(68)	(62)	2,284
Vehicles	256	—	38	(27)	(17)	250
Other equipment	47	—	4	—	(2)	49
Total	198,974	—	24,231	(15,046)	(6)	208,153
Net book value	178,800					178,585

The property and equipment group consists of (1) switching equipment; (2) telegraph, telex, and data communication equipment; (3) transmission installation and equipment; (4) satellite, earth station, and equipment; (5) cable network; (6) power supply; (7) data processing equipment; and (8) other telecommunication peripherals are the main telecommunication infrastructure of the Group.

Schedule of gain on sale of property and equipment

	2022	2023	2024
Proceeds from sale of property and equipment	526	100	717
Net book value	(129)	(16)	(59)
Gain on sale of property and equipment	397	84	658